Angel Oak High Yield Opportunities Fund
Schedule of Investments
April 30, 2021 (Unaudited)
	Principal
	Amount	Value
Collateralized Loan Obligations ― 0.68%
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.558% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(b)	$500,000	$495,757
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $472,026)		495,757

Common Stocks ― 0.06%	Shares
Consumer, Non-cyclical ― 0.06%
Cenveo Corp. (b)(c)(d)	4,630	46,300
TOTAL COMMON STOCKS (Cost ― $490,470)		46,300
	Principal
Corporate Obligations ― 97.82%	Amount	Value
Basic Materials ― 14.10%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)	$500,000	527,187
Allegheny Technologies, Inc., 5.875%, 12/1/2027	100,000	105,812
Arconic Corp., 6.125%, 2/15/2028 (b)	250,000	265,937
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (b)	1,000,000	1,081,875
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	789,375
Compass Minerals International, Inc., 6.750%, 12/1/2027 (b)	500,000	539,595
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)	240,000	241,350
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)	1,250,000	1,243,750
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (b)(e)	1,000,000	1,030,000
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,008,750
Hecla Mining Co., 7.250%, 2/15/2028	500,000	548,075
Hudbay Minerals, Inc., 4.500%, 4/1/2026 (b)	500,000	508,223
Mercer International, Inc., 5.125%, 2/1/2029 (b)	750,000	776,250
Methanex Corp., 5.125%, 10/15/2027	500,000	528,640
Resolute Forest Products, Inc., 4.875%, 3/1/2026 (b)	100,000	102,125
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	530,530
Taseko Mines Ltd., 7.000%, 2/15/2026 (b)	500,000	520,738
		10,348,212
Communications ― 7.79%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	515,922
Cars.com, Inc., 6.375%, 11/1/2028 (b)	500,000	523,060
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	258,843
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	202,000	211,238
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	418,000	425,838
Consolidated Communications, Inc., 6.500%, 10/1/2028 (b)	500,000	538,263
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	525,064
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	542,000	559,368
Entercom Media Corp., 6.500%, 5/1/2027 (b)	100,000	102,778
Entercom Media Corp., 6.750%, 3/31/2029 (b)	200,000	206,660
iHeartCommunications, Inc., 5.250%, 8/15/2027 (b)	100,000	103,728
Lamar Media Corp., 4.875%, 1/15/2029	250,000	263,750
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (b)	250,000	264,456
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	258,125
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (b)	250,000	271,875
Townsquare Media, Inc., 6.875%, 2/1/2026 (b)	300,000	313,125
Univision Communications, Inc., 6.625%, 6/1/2027 (b)	250,000	271,250
Urban One, Inc., 7.375%, 2/1/2028 (b)	100,000	103,643
		5,716,986
Consumer, Cyclical ― 19.67%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (b)	500,000	525,625
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	750,000	793,125
Aramark Services, Inc., 6.375%, 5/1/2025 (b)	500,000	532,500
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	500,572
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (b)	250,000	259,375
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (b)	250,000	265,711
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (b)	250,000	267,187
Century Communities, Inc., 5.875%, 7/15/2025	500,000	519,322
Clarios Global LP, 6.750%, 5/15/2025 (b)	250,000	268,830
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (b)	500,000	549,254
FirstCash, Inc., 4.625%, 9/1/2028 (b)	500,000	514,427
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,222,660
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (b)	500,000	528,750
IAA, Inc., 5.500%, 6/15/2027 (b)	100,000	105,250
Installed Building Products, Inc., 5.750%, 2/1/2028 (b)	100,000	105,356
International Game Technology PLC, 5.250%, 1/15/2029 (b)	200,000	212,325
LBM Acquisition LLC, 6.250%, 1/15/2029 (b)	500,000	513,965
Lithia Motors, Inc., 4.625%, 12/15/2027 (b)	250,000	262,812
Lithia Motors, Inc., 4.375%, 1/15/2031 (b)	500,000	527,298
Macy's, Inc., 8.375%, 6/15/2025 (b)	250,000	276,293
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	507,714
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (b)	250,000	274,138
New Red Finance, Inc., 4.375%, 1/15/2028 (b)	250,000	253,738
Party City Holdings, Inc., 8.750%, 2/15/2026 (b)	250,000	256,554
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	258,000	272,876
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	516,225
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (b)	250,000	270,715
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (b)	500,000	563,670
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	947,644
United Airlines, Inc., 4.375%, 4/15/2026 (b)	500,000	519,485
Univar Solutions USA, Inc. / Washington, 5.125%, 12/1/2027 (b)	250,000	261,559
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	511,823
White Cap Buyer LLC, 6.875%, 10/15/2028 (b)	500,000	531,255
		14,438,033
Consumer, Non-cyclical ― 11.19%
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	261,985
CPI CG, Inc., 8.625%, 3/15/2026 (b)	250,000	261,677
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (b)	250,000	259,520
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	842,820
Korn Ferry, 4.625%, 12/15/2027 (b)	250,000	261,212
NESCO Holdings II, Inc., 5.500%, 4/15/2029 (b)	100,000	103,125
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	750,000	820,688
Primo Water Holdings, Inc., 4.375%, 4/30/2029 (b)	1,000,000	1,002,500
Rent-A-Center, Inc., 6.375%, 2/15/2029 (b)	500,000	542,875
Sabre GLBL, Inc., 9.250%, 4/15/2025 (b)	100,000	119,625
Sabre GLBL, Inc., 7.375%, 9/1/2025 (b)	100,000	109,025
Select Medical Corp., 6.250%, 8/15/2026 (b)	1,000,000	1,063,765
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	586,780
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.625%, 3/1/2029 (b)	250,000	252,240
Sotheby's, 7.375%, 10/15/2027 (b)	1,010,000	1,089,891
Syneos Health, Inc., 3.625%, 1/15/2029 (b)	125,000	122,344
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	248,750
US Foods, Inc., 6.250%, 4/15/2025 (b)	250,000	265,861
		8,214,683
Energy ― 18.26%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	253,125
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	1,250,000	1,275,350
Antero Resources Corp., 5.625%, 6/1/2023	400,000	402,000
Antero Resources Corp., 8.375%, 7/15/2026 (b)	250,000	281,032
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	700,000	746,704
CITGO Petroleum Corp., 7.000%, 6/15/2025 (b)	500,000	516,250
CNX Resources Corp., 6.000%, 1/15/2029 (b)	100,000	106,980
Comstock Resources, Inc., 6.750%, 3/1/2029 (b)	100,000	102,275
Continental Resources, Inc., 5.750%, 1/15/2031 (b)	100,000	116,128
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 2/1/2029 (b)	500,000	517,560
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (b)	250,000	256,321
DCP Midstream LP, 7.375% (3 Month LIBOR USD + 5.148%), 6/15/2023 (a)	500,000	458,750
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (b)	250,000	245,305
EnLink Midstream LLC, 5.625%, 1/15/2028 (b)	100,000	103,500
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (b)	1,000,000	1,050,000
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (b)	900,000	917,869
New Fortress Energy, Inc., 6.750%, 9/15/2025 (b)	250,000	258,986
New Fortress Energy, Inc., 6.500%, 9/30/2026 (b)	500,000	510,888
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	1,000,000	756,875
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	250,000
Range Resources Corp., 8.250%, 1/15/2029 (b)	100,000	108,614
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,142,813
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (b)	500,000	547,188
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (b)	500,000	501,875
Transocean, Inc., 11.500%, 1/30/2027 (b)	113,000	108,656
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	262,485
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	790,129
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	800,000	818,624
		13,406,282
Financial ― 14.47%
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	529,467
Cushman & Wakefield US Borrower LLC, 6.750%, 5/15/2028 (b)	250,000	268,281
Freedom Mortgage Corp., 7.625%, 5/1/2026 (b)	500,000	521,997
Genworth Mortgage Holdings, Inc., 6.500%, 8/15/2025 (b)	500,000	543,580
Global Aircraft Leasing Co. Ltd., 7.250%, 9/15/2024 (b)	268,452	268,788
goeasy Ltd., 5.375%, 12/1/2024 (b)	250,000	259,375
goeasy Ltd., 4.375%, 5/1/2026 (b)	500,000	506,875
HAT Holdings I LLC / HAT Holdings II LLC, 5.250%, 7/15/2024 (b)	500,000	517,465
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (b)	250,000	265,000
Home Point Capital, Inc., 5.000%, 2/1/2026 (b)	500,000	492,975
Howard Hughes Corp., 5.375%, 8/1/2028 (b)	250,000	264,812
iStar, Inc., 4.250%, 8/1/2025	250,000	253,863
LD Holdings Group LLC, 6.125%, 4/1/2028 (b)	500,000	501,875
LPL Holdings, Inc., 4.625%, 11/15/2027 (b)	500,000	522,813
MGIC Investment Corp., 5.250%, 8/15/2028	250,000	264,063
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	499,570
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (b)	1,000,000	1,046,720
NMI Holdings, Inc., 7.375%, 6/1/2025 (b)	250,000	287,861
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (b)	500,000	527,500
PRA Group, Inc., 7.375%, 9/1/2025 (b)	250,000	268,281
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	150,000	167,906
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (b)	500,000	525,625
StoneX Group, Inc., 8.625%, 6/15/2025 (b)	100,000	107,188
United Shore Financial Services LLC, 5.500%, 11/15/2025 (b)	500,000	520,343
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (b)	500,000	492,015
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (b)	200,000	199,140
		10,623,378
Industrial ― 8.52%
Bombardier, Inc., 7.500%, 12/1/2024 (b)	200,000	203,250
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (b)	250,000	263,410
Builders FirstSource, Inc., 5.000%, 3/1/2030 (b)	250,000	265,981
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (b)	500,000	512,620
Cascades, Inc., 5.375%, 1/15/2028 (b)	350,000	365,235
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	313,359
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (b)	100,000	107,121
Covanta Holding Corp., 5.875%, 7/1/2025	250,000	261,599
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	256,875
Dycom Industries, Inc., 4.500%, 4/15/2029 (b)	100,000	101,625
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (b)	250,000	289,062
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	553,059
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	443,000	458,505
Griffon Corp., 5.750%, 3/1/2028	350,000	374,262
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	263,411
MasTec, Inc., 4.500%, 8/15/2028 (b)	500,000	521,875
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	260,286
Moog, Inc., 4.250%, 12/15/2027 (b)	250,000	257,503
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (b)	100,000	107,174
US Concrete, Inc., 5.125%, 3/1/2029 (b)	500,000	517,563
		6,253,775
Technology ― 1.28%
Black Knight InfoServ LLC, 3.625%, 9/1/2028 (b)	500,000	493,190
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	254,375
Seagate HDD Cayman, 3.375%, 7/15/2031 (b)	200,000	192,829
		940,394
Utilities ― 2.54%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	278,125
Calpine Corp., 4.500%, 2/15/2028 (b)	250,000	252,996
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)	500,000	507,188
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000	575,609
Talen Energy Supply LLC, 6.625%, 1/15/2028 (b)	250,000	251,984
		1,865,902
TOTAL CORPORATE OBLIGATIONS - (Cost ― $69,335,256)		71,807,645

Short-Term Investments ― 0.35%	Shares
Money Market Funds ― 0.35%
First American Government Obligations Fund, Class U, 0.031% (f)	256,856	256,856
TOTAL SHORT-TERM INVESTMENTS (Cost ― $256,856)		256,856
TOTAL INVESTMENTS ― 98.91% (Cost ― $70,554,608)		72,606,558
Other Assets in Excess of Liabilities ― 1.09%		800,842
NET ASSETS ― 100.00%		$73,407,400

LIBOR	London Inter-Bank Offered Rate

(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2021.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2021, the value of these securities amounted to $58,406,607 or 79.57% of net assets.

(c)	As of April 30, 2021, the Fund has fair valued these securities. The value of these securities amounted to $46,300 or 0.06% of net assets. Value determined using significant unobservable inputs.
(d)	Illiquid security. At April 30, 2021, the value of these securities amounted to $46,300 or 0.06% of net assets.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2021, the value of securities pledged amounted to $1,030,000 or 1.40% of net assets.

(f)	Rate disclosed is the seven-day yield as of April 30, 2021.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$-	$495,757	$-	$495,757
Common Stocks	-	-	46,300	46,300
Corporate Obligations	-	71,807,645	-	71,807,645
Short-Term Investments	256,856	-	-	256,856
Total	$256,856	$72,303,402	$46,300	$72,606,558

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2021
Common Stocks	$53,245	$-	$-	$(6,945)	$-	$-	$-	$-	$46,300

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2021, is ($6,945).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$46,300	Broker Quote	Third party	$10.00

*Table presents information for one security, which is valued at $10.00 as of April 30, 2021.